BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid insurance	$ 488,523	$ 61,342
Other prepaid assets	34,074	94,653	$ 34,889
Other current assets	4,464	260	11,848
Total prepaid expenses and other current assets	$ 527,061	$ 156,255	$ 46,737